Average Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Health Care Portfolio	Apr. 30, 2025
VIP Health Care Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	4.86%
Past 5 years	5.19%
Since Inception	7.40%	[1]
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	15.07%
F1513
Average Annual Return:
Past 1 year	2.75%
Past 5 years	7.29%
Since Inception	8.79%

[1]	AFrom April 11, 2019.